Transactions with Related Parties - GSA, Vivid, Basset,Azara, (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended		18 Months Ended		0 Months Ended	25 Months Ended		0 Months Ended	6 Months Ended		18 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 New Management Agreement with Cardiff Drilling	Jun. 30, 2014 Vivid - New consultancy agreement	Aug. 20, 2013 Basset - Consultancy Agreement USD ($)	Jun. 30, 2014 Basset - Consultancy Agreement USD ($)	Jun. 30, 2014 Basset - Consultancy Agreement EUR (€)	Aug. 20, 2013 Azara Services S.A. USD ($)	Jun. 30, 2014 Azara Services S.A. USD ($)	Jun. 30, 2013 Azara Services S.A. USD ($)	Jun. 30, 2014 Azara Services S.A. USD ($)	Aug. 20, 2015 Azara Services S.A.	Aug. 20, 2014 Azara Services S.A.
Related Party Transaction [Line Items]
Commissions in connection with employment arrangements			1.00%
Commission on purchase and sale activities			0.75%
Commission on financing related services				0.20%
Duration of consultancy agreement				5 years
Annual renumeration						$ 1,200	€ 900		$ 1,250	$ 0	$ 2,500
Sign on bonus					$ 3,000
Vesting period								2 years
Shares granted	153,700							150,000
Common stock par value	$ 0.01	$ 0.01						$ 17.56
Shares vested in period												50,000	50,000
Shares vested on grant date								50,000